Depreciation, Amortization And Asset Removal Costs (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Depreciation and Amortization

Year ended December 31 (millions of dollars)	2018	2017
Depreciation of property, plant and equipment	654	641
Amortization of intangible assets	71	62
Amortization of regulatory assets	22	24
Depreciation and amortization	747	727
Asset removal costs	90	90
	837	817